              ====================================================
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2001
                                       FOR
                                  INVESTOR LIFE
                               INVESTOR LIFE PLUS
                                ESTATE INVESTOR I
                               ESTATE INVESTOR II

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 1993
                                       FOR
                                  PRIME PLAN I
                                  PRIME PLAN II
                                 PRIME PLAN III

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1998
                                       FOR
                                  PRIME PLAN IV

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                        PROSPECTUS DATED JANUARY 2, 1991
                                       FOR
                                  PRIME PLAN VI

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                        PROSPECTUSES DATED APRIL 30, 1991
                                       FOR
                                  PRIME PLAN 7
                               PRIME PLAN INVESTOR

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                        PROSPECTUS DATED JANUARY 2, 1991
                                       FOR
                                  DIRECTED LIFE

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1991
                                       FOR
                                 DIRECTED LIFE 2


              ====================================================


              ====================================================
                      ML LIFE INSURANCE COMPANY OF NEW YORK

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2001
                                       FOR
                                  INVESTOR LIFE
                               INVESTOR LIFE PLUS

                  ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT

                          SUPPLEMENT DATED MAY 1, 2002
                                     TO THE
                        PROSPECTUSES DATED APRIL 30, 1991
                                       FOR
                                  PRIME PLAN I
                                  PRIME PLAN II
                                 PRIME PLAN III
                                  PRIME PLAN IV
                                  PRIME PLAN V
                                  PRIME PLAN VI
                                  PRIME PLAN 7
                               PRIME PLAN INVESTOR
                                  DIRECTED LIFE
                                 DIRECTED LIFE 2



              ====================================================

This supplement describes certain changes to the Funds available under variable life insurance policies (collectively, the "Policies") issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Effective May 1, 2002, the names of certain of these Funds changed.

For your ease of reference, the following table sets forth the names of the Funds currently available under the Policies, along with former names in effect prior to May 1, 2002, if applicable.

--------------------------------------------------------------------------------------------------------------------
         CURRENT NAME                                                 FORMER NAME
         ------------                                                 -----------
--------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
     Balanced Capital Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------
     Core Bond Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------
     Fundamental Growth Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------
     Global Allocation Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------
     High Yield Portfolio
--------------------------------------------------------------------------------------------------------------------
     Intermediate Government Bond Portfolio
--------------------------------------------------------------------------------------------------------------------
     Large Cap Core Strategy Portfolio                            Capital Stock Portfolio
--------------------------------------------------------------------------------------------------------------------
     Money Reserve Portfolio
--------------------------------------------------------------------------------------------------------------------
     Natural Resources Portfolio
--------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
     Basic Value V.I. Fund                                        Basic Value Focus Fund
--------------------------------------------------------------------------------------------------------------------
     Developing Capital Markets V.I. Fund                         Developing Capital Markets Focus Fund
--------------------------------------------------------------------------------------------------------------------
     Global Growth V.I. Fund                                      Global Growth Focus Fund
--------------------------------------------------------------------------------------------------------------------
     Index 500 V.I. Fund                                          Index 500 Fund
--------------------------------------------------------------------------------------------------------------------
     Large Cap Value V.I. Fund                                    Large Cap Value Focus Fund
--------------------------------------------------------------------------------------------------------------------
     Small Cap Value V.I. Fund                                    Small Cap Value Focus Fund
--------------------------------------------------------------------------------------------------------------------
     Utilities and Telecommunications                             Utilities and Telecommunications
         V.I. Fund                                                    Focus Fund
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------
     AIM V.I. Premier Equity Fund                                 AIM V.I. Value Fund
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
         CURRENT NAME                                                 FORMER NAME
         ------------                                                 -----------
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
     Premier Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
     Quasar Portfolio
--------------------------------------------------------------------------------------------------------------------
MERCURY VARIABLE TRUST                                       MERCURY HW VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------
     Mercury International Value V.I. Fund                        Mercury HW International Value
                                                                      VIP Portfolio
--------------------------------------------------------------------------------------------------------------------
MERCURY V.I. FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
     Merrill Lynch Large Cap Growth V.I. Fund                     Large Cap Growth Focus Fund
--------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
--------------------------------------------------------------------------------------------------------------------
     MFS(R) Emerging Growth Series
--------------------------------------------------------------------------------------------------------------------
     MFS(R) Research Series
--------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------------------------------------------
     Twelve maturity dates ranging from
         August 15, 2003--February 15, 2019
--------------------------------------------------------------------------------------------------------------------


                                      * * *


If you have any questions about these changes, please contact your Financial Advisor, or call our Service Center at (800) 354-5333 for contracts issued by Merrill Lynch Life Insurance Company, or at (800) 831-8172 for contracts issued by ML Life Insurance Company of New York. You may also write to the Service Center at P.O. Box 441395, Jacksonville, Florida 32231-4139. Please retain this supplement with your Policy prospectus for your reference.








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